Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, net
17.	Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2022	December 31, 2023
Computers	460	509
Server & switch	1,283	1,268
Office equipment	1,754	1,727
Wi-Fi terminals for data connectivity services	7,762	8,420
Leasehold improvement	536	531
Total original costs	11,795	12,455
Less: accumulated depreciation	(10,614)	(10,022)
Carrying amount	1,181	2,433

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were US$2,022 thousand, US$839 thousand and US$985 thousand, respectively.